Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.30363%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,396,798.61

Principal:
Principal Collections	$14,393,512.91
Prepayments in Full	$7,349,645.58
Liquidation Proceeds	$100,593.60
Recoveries	$64,777.55
Sub Total	$21,908,529.64
Collections	$23,305,328.25

Purchase Amounts:
Purchase Amounts Related to Principal	$292,879.29
Purchase Amounts Related to Interest	$1,652.13
Sub Total	$294,531.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,599,859.67

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,599,859.67
Servicing Fee	$497,079.21	$497,079.21	$0.00	$0.00	$23,102,780.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,102,780.46
Interest - Class A-2a Notes	$78,823.42	$78,823.42	$0.00	$0.00	$23,023,957.04
Interest - Class A-2b Notes	$3,038.20	$3,038.20	$0.00	$0.00	$23,020,918.84
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$22,165,018.84
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$21,874,958.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,874,958.51
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$21,782,060.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,782,060.68
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$21,717,507.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,717,507.35
Regular Principal Payment	$19,480,920.63	$19,480,920.63	$0.00	$0.00	$2,236,586.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,236,586.72
Residual Released to Depositor	$0.00	$2,236,586.72	$0.00	$0.00	$0.00
Total		$23,599,859.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,480,920.63
Total					$19,480,920.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$14,286,008.46	$51.95	$78,823.42	$0.29	$14,364,831.88	$52.24
Class A-2b Notes	$5,194,912.17	$51.95	$3,038.20	$0.03	$5,197,950.37	$51.98
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$19,480,920.63	$18.51	$1,385,273.11	$1.32	$20,866,193.74	$19.83

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$31,955,439.61	0.1162016	$17,669,431.15	0.0642525
Class A-2b Notes	$11,620,159.86	0.1162016	$6,425,247.69	0.0642525
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$516,185,599.47	0.4903864	$496,704,678.84	0.4718791

Pool Information
Weighted Average APR	3.140%	3.136%
Weighted Average Remaining Term	42.27	41.44
Number of Receivables Outstanding	28,898	28,350
Pool Balance	$596,495,052.50	$574,297,288.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$543,554,177.57	$523,740,290.47
Pool Factor	0.5135563	0.4944450

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$50,556,997.80
Targeted Overcollateralization Amount	$77,592,609.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,592,609.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$61,132.85
(Recoveries)		54	$64,777.55
Net Loss for Current Collection Period			$(3,644.70)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0073%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7071%
Second Prior Collection Period			0.6863%
Prior Collection Period			0.0828%
Current Collection Period			-0.0075%
Four Month Average (Current and Prior Three Collection Periods)			0.3672%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,265	$6,057,040.07
(Cumulative Recoveries)			$828,952.37
Cumulative Net Loss for All Collection Periods			$5,228,087.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4501%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,788.17
Average Net Loss for Receivables that have experienced a Realized Loss			$4,132.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.53%	138	$3,068,061.68
61-90 Days Delinquent	0.13%	35	$730,824.39
91-120 Days Delinquent	0.06%	13	$324,874.08
Over 120 Days Delinquent	0.09%	19	$501,664.58
Total Delinquent Receivables	0.81%	205	$4,625,424.73

Repossession Inventory:
Repossessed in the Current Collection Period		10	$312,741.91
Total Repossessed Inventory		54	$1,481,096.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1767%
Prior Collection Period			0.2180%
Current Collection Period			0.2363%
Three Month Average			0.2103%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2712%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer